Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and Equipment, Net
Property plant and equipment, gross	¥ 1,435,641		¥ 865,093	¥ 552,008
Less: accumulated depreciation	(673,700)		(349,006)	(157,110)
Net book value	761,941		516,087	394,898	$ 116,773
Depreciation expenses	326,500	$ 50,040	191,784	99,714
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross	118,581		76,772	51,186
Servers and computers
Property and Equipment, Net
Property plant and equipment, gross	1,286,310		765,110	481,695
Others
Property and Equipment, Net
Property plant and equipment, gross	¥ 30,750		¥ 23,211	¥ 19,127